DOLLAR GENERAL STRYPES TRUST

                                FINANCIAL REPORT

                                  JUNE 30, 1998

                                   (UNAUDITED)

                                    CONTENTS

FINANCIAL STATEMENTS:

         Statement of net assets....................................4

         Schedule of investments....................................5

         Statement of operations....................................6

         Statement of changes in net assets.........................7

         Notes to financial statements............................8-9

         Financial highlights......................................10

                             MCGLADREY & PULLEN, LLP
                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS



                               ACCOUNTANT'S REPORT

The accompanying statement of net assets, including the schedule of investments, of Dollar General STRYPES Trust as of June 30, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the six months then ended and the period from May 28, 1998 (commencement of operations) to June 30, 1998, were not audited by us and, accordingly, we do not express an opinion on them.

                                                     McGladrey & Pullen, LLP

New York, New York
November 23, 1998


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
DOLLAR GENERAL STRYPES TRUST

STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

ASSETS:

  Investments, at value (amortized cost $322,337,971) (notes 2, 4, and 8)                                         $330,356,476

  Cash                                                                                                                  10,411

         TOTAL ASSETS                                                                                             $330,366,887

         NET ASSETS                                                                                               $330,366,887

COMPOSITION OF NET ASSETS

Structured Yield Product Exchangeable for Stock ("STRYPES"), no par value;                                        $321,987,385
  8,417,002 shares issued and outstanding (Note 9)

Net unrealized appreciation of investments                                                                           8,018,505

Undistributed net investment income                                                                                    360,997

                               NET ASSETS                                                                         $330,366,887

                               NET ASSET VALUE PER STRYPES                                                              $39.25

See Notes to Financial Statements.


DOLLAR GENERAL STRYPES TRUST

SCHEDULE OF INVESTMENTS
June 30, 1998 (Unaudited)

                                                                Par             Maturity           Market             Amortized
Securities Description                                         Value              Date              Value                Cost
UNITED STATES GOVERNMENT
  SECURITIES:

  United States Treasury Strips                            $  6,034,000         08/15/98       $  5,995,262          $  5,993,669
  United States Treasury Strips                               7,053,000         11/15/98          6,915,678             6,912,044
  United States Treasury Strips                               7,053,000         02/15/99          6,819,757             6,815,845
  United States Treasury Strips                               7,053,000         05/15/99          6,728,703             6,722,929
  United States Treasury Strips                               7,053,000         08/15/99          6,635,251             6,629,282
  United States Treasury Strips                               7,053,000         11/15/99          6,544,338             6,539,956
  United States Treasury Strips                               7,053,000         02/15/00          6,454,976             6,448,020
  United States Treasury Strips                               7,053,000         05/15/00          6,371,116             6,360,665
  United States Treasury Strips                               7,053,000         08/15/00          6,282,601             6,272,414
  United States Treasury Strips                               7,053,000         11/15/00          6,198,317             6,187,696
  United States Treasury Strips                               7,053,000         02/15/01          6,112,271             6,100,267
  United States Treasury Strips                               7,053,000         05/15/01          6,030,174             6,015,385
                                                           ------------                         -----------           -----------
                                                            $83,617,000                         $77,088,444           $76,998,172
                                                            ===========                         ===========           ===========
FORWARD PURCHASE CONTRACT:
Dollar General Common Stock Forward                                             05/15/01         253,268,032          245,339,799
                                                                                                 -----------          -----------
Purchase Agreement
                  TOTAL                                                                         $330,356,476         $322,337,971
                                                                                                ============         ============


See Notes to Financial Statements.

DOLLAR GENERAL STRYPES TRUST

STATEMENT OF OPERATIONS
For the Period from May 28, 1998 (commencement of operations ) to June 30, 1998 (Unaudited)

ACCRETION OF ORIGINAL ISSUE DISCOUNT                               $360,997

EXPENSES:

Administrative fees and expenses               $3,607
Legal fees                                      2,666
Accounting fees                                 2,792
Printing and Mailing expense                    1,411
Trustees fees (Note 5)                          1,129
Other expenses                                  1,981
                                              -------

TOTAL FEES AND EXPENSES                        13,586

EXPENSE REIMBURSEMENT (Note 7)                                      (13,586)
                                                                 ----------

TOTAL EXPENSES - NET                                                      --

NET INVESTMENT INCOME                                                360,997

NET INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS           $ 8,018,505
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  8,379,502
                                                                ============


See Notes to Financial Statements.




DOLLAR GENERAL STRYPES TRUST

STATEMENT OF CHANGES IN NET ASSETS
For the Period from May 28, 1998  (commencement  of operations) to June 30, 1998
(Unaudited)

OPERATIONS
     Net investment income                                                                     $  360,997
     Unrealized appreciation of investments                                                     8,018,505
---------------------------------------------------------------------------------------------------------------
                NET INCREASE IN NET ASSETS FROM OPERATIONS                                      8,379,502
                                                                                                ---------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 9)

     Gross proceeds from the sale of 8,417,000 STRYPES                                        331,945,438
     Less selling commission                                                                   (9,958,153)
-------------------------------------------------------------------------------------- -------------------------
                NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                    321,987,285
-------------------------------------------------------------------------------------- -------------------------
                TOTAL INCREASE IN NET ASSETS FOR THE PERIOD                                   330,366,787
                NET ASSETS, BEGINNING OF PERIOD                                                       100

-------------------------------------------------------------------------------------- -------------------------
                NET ASSETS, END OF PERIOD                                                    $330,366,887

-------------------------------------------------------------------------------------- -------------------------


See Notes to Financial Statements.

         DOLLAR GENERAL STRYPES TRUST

         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

         NOTE 1.  ORGANIZATION

         Dollar General STRYPES Trust ("Trust") was established on April 15, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In May 1998, the Trust sold Structured Yield Product
         Exchangeable for Stock ("STRYPES") to the public pursuant to a registration statement on Form N-2 under the Securities Exchange Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for Common Stock of Dollar General Corporation (the "Company") from an existing shareholder of the Company (the "Contracting Stockholder"). The Stock is deliverable pursuant to the contract on May 15, 2001 and the Trust will thereafter terminate.

         Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

         NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

         Valuation of Investments

         The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

         Investment Transactions

         Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

         Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         NOTE 3.  DISTRIBUTIONS

         STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of 8.50% per annum of the "Investment Amount". The "Investment Amount" means, with respect to each STRYPES, $39.4375 initially and is subject to adjustment from time to time prior to the Exchange Date to reflect the distribution of assets by the Trust upon any exercise by the Contracting Stockholder of its acceleration right under the Contract. Distributions are payable quarterly and commence on August 15, 1998.

         NOTE 4.  PURCHASES AND SALES OF INVESTMENTS

         Purchasers of U.S. Treasury Strips for the period ended June 30, 1998 totaled $76,637,175. There were no sales of such investments during the period. Purchase of the forward purchase contract during the period totaled $245,339,799.

         NOTE 5.  TRUSTEES FEES

         Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being expensed over the life of the Trust. As of June 30, 1998, the Trust had expensed $1,129 of such fees.

         NOTE 6.  INCOME TAXES

         The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

         As of June 30, 1998, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $8,018,505 which consists of gross unrealized appreciation of $8,018,505 and gross unrealized depreciation of $0. The amortized cost of investment securities for Federal income tax purposes was $322,337,971 at June 30, 1998.

         NOTE 7.  EXPENSES

         The estimated expenses to be incurred in connection with the offering of the STRYPES and its ongoing operations are $856,850. Of this amount, $423,700 represents offering expenses ($410,100) and organizational expenses ($13,600) incurred by the Trust. The offering and organizational expenses were paid to the Administrator by the Sponsor of the Trust. The remaining amount of $433,150 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Sponsor of the Trust ($115,000) and the Contracting Stockholder ($318,150). Expenses incurred in excess of this amount will be paid by the Contracting Stockholder.

         Cash received by the Administrator from the Sponsor of the Trust and the Contracting Stockholder of $433,150 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1998, $81,000 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

         NOTE 8.  FORWARD PURCHASE CONTRACTS

         On May 28, 1998, the Trust entered into a forward purchase contract with an existing stockholder of Westpac (the "Contracting Stockholder") and paid to the Contracting Stockholder $245,339,799, in connection therewith. Pursuant to such contract, the Contracting Stockholder is obligated to deliver to the Trust a specified number of shares of common stock on May 15, 2001 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for a number of shares of Dollar General. See the Trust's original prospectus dated May 21, 1998 for the formula upon which such exchange will be determined.

         The forward purchase contract held by the Trust at June 30, 1998 is as follows:

                                              Exchange          Cost of            Contract           Unrealized
                                              Date              Contract           Value              Appreciation
--------------------------------------------- ----------------- ------------------ ------------------ ------------------
Dollar General Common Stock
         Forward Purchase Agreement           05/15/01          $245,339,799       $253,268,032       $7,928,233
============================================= ================= ================== ================== ==================

         The Contracting Stockholder's obligation under the forward purchase contract is collateralized by 531,400 shares of Dollar General Series A
         Convertible Junior Preferred Stock which are being held in the custody of the Trust's custodian, The Bank of New York.

         NOTE 9.  CAPITAL SHARE TRANSACTIONS

         On May 18, 1998 one STRYPES was sold to the underwriters of the STRYPES for $100. As a result of a stock split  effected  immediately  prior to the public  offering of the STRYPES,  this STRYPES was converted into 2
         STRYPES.  During the offering period,  the Trust sold 8,417,000 STRYPES to the public and received net  proceeds of  321,987,285  ($331,945,438 less sales  commission of $9,958,153).  As of June 30, 1998, there were
         8,417,002 STRYPES issued and outstanding with an aggregate cost, net of sales commission of $321,987,385.


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DOLLAR GENERAL STRYPES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                               May 28, 1998
                                                                                             (Commencement of
                                                                                           Operations) to June
                                                                                                 30, 1997
                                                                                           ---------------------
PER SHARE OPERATING PERFORMANCE FOR A STRYPES
OUTSTANDING THROUGHOUT THE PERIOD

Investment income                                                                          $         0.05
Expenses                                                                                             0.00
                                                                                           ---------------------
Investment income - net                                                                              0.05
Unrealized gain on investments                                                                       0.95

                                                                                           ---------------------
Net increase in net asset value                                                                      1.00

Beginning net asset value                                                                           38.25

                                                                                           ---------------------
Ending net asset value                                                                     $        39.25
                                                                                           =====================
Ending market value                                                                        $        39.31
                                                                                           =====================

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                                                       (0.32)%

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets:
         Before reimbursement(1)                                                                     0.05%
         After reimbursement(1)                                                                      0.00
Ratio of net investment income to average net assets:
         Before reimbursement(1)                                                                     1.14%
         After reimbursement(1)                                                                      1.19%
Net assets, end of period (in thousands)                                                   $       330,367

(1) Annualized

